UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2741

Fidelity Court Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2014

Item 1. Reports to Stockholders

Fidelity®

Connecticut Municipal
Income Fund

and

Fidelity
Connecticut Municipal
Money Market Fund

Annual Report

November 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Connecticut Municipal Income Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Connecticut Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Fidelity Connecticut Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,023.20	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.61	$ 2.48
Fidelity Connecticut Municipal Money Market Fund	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.72	$ .36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Fidelity® Connecticut Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Connecticut Municipal Income Fund	7.73%	4.34%	4.24%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Connecticut Municipal Income Fund on November 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Connecticut Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted a strong result for the 12 months ending November 30, 2014, driven by steady demand, tight supply and improving credit fundamentals. The Barclays® Municipal Bond Index returned 8.23%, significantly outperforming the U.S. investment-grade taxable bond market. Performance was, in part, driven by continued economic growth, declining long-term interest rates, and the relative attractiveness of U.S. markets amid global economic and political uncertainty. Yet munis also had unique catalysts: prices rose as investors became more upbeat about the fundamental outlook of many state and local governments amid a backdrop of fiscal prudence, leading to fewer new projects. This, along with a decline in refinancing activity, limited the supply of muni bond issuance, further supporting prices. A steady stream of municipal bond cash flows - coupon payments, maturities and those due to early bond calls by issuers - fueled reinvestment. Meanwhile, investors took solace that the financial distress experienced by Puerto Rico, Detroit, and a few California cities in bankruptcy did not expand to the broader market. Lastly, the tax advantages of munis had particular appeal due to the higher federal tax rates for top earners that took effect in 2013, as well as the new 3.8% Medicare tax on unearned, non-municipal investment income.

Comments from Mark Sommer, Portfolio Manager of Fidelity® Connecticut Municipal Income Fund: For year, the fund gained 7.73%, while the Barclays® Connecticut 4+ Year Enhanced Municipal Bond Index returned 7.64%. Selling the fund's stake in relatively volatile Puerto Rico bonds at a high point earlier in the period was a plus. These securities, which were not in the index but are free from federal, state and local income taxes, had recovered somewhat from depressed levels by the time I sold them. Investments in certain hospitals also bolstered the fund's performance versus the index. Investors had a healthy appetite for higher-yielding bonds throughout most of the period. This "yield grab" positively influenced the portfolio's health care positions. In fact, investments in Bridgeport Hospital, which was acquired by the Yale-New Haven Health System, were upgraded and saw significant price appreciation during the period. The fund's yield-curve positioning detracted. Here's why: The fund owned more intermediate-term bonds and fewer longer- and shorter-term bonds. Longer-term bonds outperformed their intermediate maturity counterparts given investors' appetite for yield.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Connecticut Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of November 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.2	45.6
Water & Sewer	15.4	12.5
Health Care	14.1	15.7
Special Tax	12.5	10.1
Education	8.1	8.1
Weighted Average Maturity as of November 30, 2014
		6 months ago
Years	6.0	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of November 30, 2014
6 months ago
Years	6.5	6.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
AAA 5.9%	AAA 6.1%
AA,A 88.9%	AA,A 88.3%
BBB 1.7%	BBB 1.7%
Not Rated 1.2%	Not Rated 1.2%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 2.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Connecticut Municipal Income Fund

Investments November 30, 2014

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount	Value
Connecticut - 96.5%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	$ 1,315,000	$ 1,427,367
4.5% 8/15/21	1,225,000	1,328,317
4.5% 8/15/22	1,325,000	1,433,438
5% 8/15/19	750,000	829,073
Bloomfield Gen. Oblig.:
Series 2010 A, 4% 10/15/20	750,000	846,368
Series 2010 B, 4% 10/15/19	1,110,000	1,246,419
Bridgeport Gen. Oblig.:
Series 2006 B:
5% 12/1/17 (FSA Insured)	1,830,000	1,977,974
5% 12/1/18 (FSA Insured)	1,635,000	1,761,794
Series 2012 A:
5% 2/15/23	3,510,000	4,057,279
5% 2/15/24	2,490,000	2,829,213
5% 2/15/32	5,000,000	5,503,500
Connecticut Dev. Auth. Wtr. Facilities Rev. (Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (a)	5,000,000	5,037,600
Connecticut Gen. Oblig.:
Series 2006 D, 5% 11/1/24	17,980,000	19,477,374
Series 2006 F, 5% 12/1/21	12,000,000	13,065,240
Series 2008 A, 5% 4/15/27	5,000,000	5,603,900
Series 2008 B, 5% 4/15/28	4,000,000	4,476,080
Series 2011 D, 5% 11/1/25	10,000,000	11,743,900
Series 2012 B, 5% 4/15/25	7,460,000	8,811,976
Series 2012 D:
5% 9/15/31	3,250,000	3,749,265
5% 9/15/32	4,860,000	5,573,642
Series 2013 A, 5% 3/1/27	11,480,000	13,447,213
5% 10/15/30	4,275,000	4,954,383
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,368,850
Series M, 5% 7/1/34	1,000,000	1,090,770
Series O, 5% 7/1/40	2,000,000	2,178,260
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,260,453
(Loomis Chaffee School Proj.) Series G, 5% 7/1/38	3,000,000	3,228,450
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity)	1,465,000	1,671,946
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,273,260
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,221,500
(Sacred Heart Univ. Proj.) Series G:
5% 7/1/17	1,000,000	1,074,730
5% 7/1/18	1,000,000	1,093,650
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	13,726,282
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	3,000,000	3,430,140
5% 7/1/30	2,000,000	2,281,140
(Yale Univ. Proj.) Series Z1, 5% 7/1/42	2,235,000	2,362,976
Series 2011 M, 5.375% 7/1/41	5,485,000	6,003,497
Series 2013 N:
5% 7/1/24	400,000	478,816
5% 7/1/25	300,000	355,032
Series 2014 E:
5% 7/1/28	3,260,000	3,816,971
5% 7/1/29	3,840,000	4,471,642
Series A:
5% 7/1/20	4,855,000	5,684,331
5% 7/1/21	800,000	942,904
5% 7/1/41	3,000,000	3,242,130
Series C:
5% 7/1/20	465,000	538,540
5% 7/1/22	425,000	499,528
5% 7/1/24	1,000,000	1,165,580
Series D:
5% 7/1/21	2,975,000	3,456,772
5% 7/1/23	3,335,000	3,970,618
Series E, 5% 7/1/42	2,000,000	2,191,120
Series G, 5% 7/1/39	1,000,000	1,119,980
Series H, 5% 7/1/23 (FSA Insured)	2,290,000	2,604,990
Series H1, 5% 7/1/41	1,250,000	1,352,413
Series J:
5% 11/1/24	1,390,000	1,629,483
5% 11/1/25	1,465,000	1,705,201
Series N:
5% 7/1/20	1,250,000	1,453,425
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Series N: - continued
5% 7/1/21	$ 610,000	$ 713,651
5% 7/1/21	1,940,000	2,251,603
5% 7/1/22	2,035,000	2,308,748
5% 7/1/23	1,500,000	1,707,585
5% 7/1/27	1,000,000	1,160,880
5% 7/1/28	2,250,000	2,589,795
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	3,885,000	4,219,227
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/23	1,380,000	1,619,113
5% 1/1/25	875,000	1,012,393
Series 2013 A:
5% 1/1/26	1,180,000	1,360,953
5% 1/1/28	1,000,000	1,143,270
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2007 A:
5% 8/1/26	3,800,000	4,156,060
5% 8/1/27 (AMBAC Insured)	2,000,000	2,186,300
Series 2008 A, 5% 11/1/21	5,000,000	5,666,350
Series 2010 C, 5% 11/1/20	1,085,000	1,288,893
Series 2011 A, 5% 12/1/25	5,000,000	5,913,700
Series 2012 A:
5% 1/1/24	2,855,000	3,410,954
5% 1/1/25	4,000,000	4,740,120
5% 1/1/26	10,000,000	11,770,200
5% 1/1/28	1,000,000	1,166,690
5% 1/1/31	5,000,000	5,770,650
Series 2014 B, 5% 9/1/23	5,420,000	6,606,601
Connecticut State Revolving Fund Gen. Rev. Series 2009 A:
5% 6/1/23	1,750,000	2,021,023
5% 6/1/25	3,710,000	4,274,068
Danbury Gen. Oblig. Series 2011:
5% 7/15/22	1,000,000	1,191,870
5% 7/15/23	1,300,000	1,542,320
5% 7/15/24	410,000	483,361
5% 7/15/25	350,000	409,794
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
East Lyme Gen. Oblig. Series 2010:
4% 7/15/21	$ 360,000	$ 403,967
4% 7/15/22	325,000	364,878
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,271
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,094,650
Series 2014 B:
5% 8/15/25	450,000	537,363
5% 8/15/26	700,000	828,688
5% 8/15/27	750,000	882,998
5% 8/15/28	1,000,000	1,171,790
Groton Gen. Oblig. Series 2014 A:
4% 10/1/22	410,000	456,551
5% 10/1/23	295,000	351,543
5% 10/1/24	335,000	402,710
Hartford County Metropolitan District:
(Clean Wtr. Proj.) Series 2013 A, 5% 4/1/32	5,550,000	6,314,235
(Connecticut Clean Wtr. Proj.) Series 2014 A:
5% 11/1/28	1,000,000	1,192,100
5% 11/1/29	1,850,000	2,193,046
5% 11/1/30	2,480,000	2,925,755
5% 11/1/31	2,905,000	3,413,462
Hartford Gen. Oblig.:
Series 2012 A:
5% 4/1/20 (FSA Insured)	1,000,000	1,159,640
5% 4/1/21 (FSA Insured)	2,000,000	2,347,120
5% 4/1/22 (FSA Insured)	1,000,000	1,177,400
5% 4/1/24	2,500,000	2,890,675
Series 2013 A, 5% 4/1/27	1,645,000	1,884,479
Series 2014 B, 5% 10/1/18 (FSA Insured)	500,000	570,665
Series 2014 C:
5% 8/15/23 (Build America Mutual Assurance Insured)	3,670,000	4,339,188
5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,177,484
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/20 (a)	1,585,000	1,808,802
5% 6/15/22 (a)	1,000,000	1,147,020
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	$ 1,540,000	$ 1,720,442
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity)	30,000	30,786
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,132,800
5% 3/1/25 (Assured Guaranty Corp. Insured)	2,000,000	2,190,800
Series 2012 A:
4% 11/1/22 (FSA Insured)	2,185,000	2,402,429
5% 11/1/17	1,900,000	2,094,427
5% 11/1/18	2,005,000	2,249,450
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,592,503
5.25% 3/1/19	650,000	747,539
Norwalk Gen. Oblig.:
Series 2010 B:
5% 7/1/23	975,000	1,129,196
5% 7/1/26	625,000	712,500
Series 2011 A:
4% 7/1/22	1,000,000	1,115,500
4% 7/1/23	1,000,000	1,107,070
4% 7/1/24	1,000,000	1,100,640
Plainville Gen. Oblig. Series 2010 A:
4% 7/15/21	600,000	658,086
4% 7/15/22	600,000	651,792
4% 7/15/23	600,000	649,164
Reg'l. School District #15 4% 7/1/22	1,520,000	1,650,370
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,655,130
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,663,597
Eighth Series A, 5% 8/1/33	1,110,000	1,260,893
Series 2013 A, 5% 8/1/43	2,000,000	2,226,980
Series 29:
5% 8/1/25 (FSA Insured)	500,000	594,215
5% 8/1/26 (FSA Insured)	1,250,000	1,474,900
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,192,553
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.: - continued
Twentieth Series A: - continued
5.25% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,795,000	$ 3,356,851
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	20,000,000	21,921,996
Twenty-Seventh Series, 5% 8/1/30	4,355,000	4,995,185
Stamford Gen. Oblig. Series 2011, 4% 7/1/23	1,045,000	1,157,567
Trumbull Gen. Oblig. Series 2009:
4% 9/15/20	525,000	583,044
4% 9/15/21	500,000	548,745
Univ. of Connecticut Gen. Oblig. Series 2011 A, 5% 2/15/27	3,000,000	3,469,200
Univ. of Connecticut Rev. Series 2012 A:
5% 11/15/21	1,000,000	1,200,210
5% 11/15/23	2,700,000	3,263,922
Vernon Gen. Oblig. Series 2012:
4% 8/1/20	1,135,000	1,264,265
4% 8/1/22	1,000,000	1,089,730
Waterbury Ct Series 2007, 4.5% 4/1/22 (AMBAC Insured)	3,510,000	3,977,286
Watertown Gen. Oblig. Series 2009 B, 4.5% 7/1/20	1,375,000	1,550,973
West Hartford Gen. Oblig. Series 2010 A:
5% 7/1/21	1,000,000	1,174,310
5% 7/1/22	1,210,000	1,407,605
West Haven Gen. Oblig. Series 2012, 5% 8/1/21 (FSA Insured)	2,495,000	2,882,099
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	863,560
Series 2009, 5% 2/1/21	480,000	548,558
Series 2010:
4% 11/1/20	1,050,000	1,190,312
4% 11/1/21	1,000,000	1,119,250
		423,427,777
Guam - 0.7%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
4% 10/1/15 (a)	750,000	768,938
6.375% 10/1/43 (a)	800,000	930,392
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	1,100,000	1,303,819
		3,003,149
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	$ 2,250,000	$ 2,450,835
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $409,229,802)	428,881,761
NET OTHER ASSETS (LIABILITIES) - 2.3%	10,076,638
NET ASSETS - 100%	$ 438,958,399
Security Type Abbreviations
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	43.2%
Water & Sewer	15.4%
Health Care	14.1%
Special Tax	12.5%
Education	8.1%
Others* (Individually Less Than 5%)	6.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $409,229,802)		$ 428,881,761
Cash		5,395,406
Receivable for fund shares sold		3,365
Interest receivable		5,524,337
Prepaid expenses		955
Other receivables		297
Total assets		439,806,121

Liabilities
Payable for fund shares redeemed	$ 277,415
Distributions payable	318,983
Accrued management fee	131,441
Transfer agent fee payable	55,238
Other affiliated payables	19,442
Other payables and accrued expenses	45,203
Total liabilities		847,722

Net Assets		$ 438,958,399
Net Assets consist of:
Paid in capital		$ 417,018,800
Undistributed net investment income		71,604
Accumulated undistributed net realized gain (loss) on investments		2,216,036
Net unrealized appreciation (depreciation) on investments		19,651,959
Net Assets, for 37,266,674 shares outstanding		$ 438,958,399
Net Asset Value, offering price and redemption price per share ($438,958,399 ÷ 37,266,674 shares)		$ 11.78

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2014

Investment Income
Interest		$ 15,015,266

Expenses
Management fee	$ 1,572,704
Transfer agent fees	329,257
Accounting fees and expenses	112,710
Custodian fees and expenses	7,889
Independent trustees' compensation	1,893
Registration fees	25,043
Audit	56,333
Legal	22,534
Miscellaneous	4,030
Total expenses before reductions	2,132,393
Expense reductions	(2,272)	2,130,121
Net investment income (loss)		12,885,145
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,864,951
Change in net unrealized appreciation (depreciation) on investment securities		16,600,749
Net gain (loss)		19,465,700
Net increase (decrease) in net assets resulting from operations		$ 32,350,845

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Connecticut Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2014	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,885,145	$ 15,707,553
Net realized gain (loss)	2,864,951	5,806,463
Change in net unrealized appreciation (depreciation)	16,600,749	(45,240,710)
Net increase (decrease) in net assets resulting from operations	32,350,845	(23,726,694)
Distributions to shareholders from net investment income	(12,885,202)	(15,707,374)
Distributions to shareholders from net realized gain	(4,894,468)	(3,083,712)
Total distributions	(17,779,670)	(18,791,086)
Share transactions Proceeds from sales of shares	45,165,792	78,604,845
Reinvestment of distributions	12,511,999	12,549,204
Cost of shares redeemed	(79,049,524)	(208,135,784)
Net increase (decrease) in net assets resulting from share transactions	(21,371,733)	(116,981,735)
Redemption fees	641	25,592
Total increase (decrease) in net assets	(6,799,917)	(159,473,923)

Net Assets
Beginning of period	445,758,316	605,232,239
End of period (including undistributed net investment income of $71,604 and undistributed net investment income of $65,894, respectively)	$ 438,958,399	$ 445,758,316
Other Information Shares
Sold	3,914,050	6,711,705
Issued in reinvestment of distributions	1,089,631	1,070,223
Redeemed	(6,879,890)	(17,996,979)
Net increase (decrease)	(1,876,209)	(10,215,051)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 12.26	$ 11.76	$ 11.49	$ 11.46
Income from Investment Operations
Net investment income (loss) B	.343	.343	.355	.378	.373
Net realized and unrealized gain (loss)	.517	(.808)	.579	.313	.078
Total from investment operations	.860	(.465)	.934	.691	.451
Distributions from net investment income	(.343)	(.343)	(.354)	(.377)	(.372)
Distributions from net realized gain	(.127)	(.063)	(.080)	(.044)	(.049)
Total distributions	(.470)	(.406)	(.434)	(.421)	(.421)
Redemption fees added to paid in capital B	- D	.001	- D	- D	- D
Net asset value, end of period	$ 11.78	$ 11.39	$ 12.26	$ 11.76	$ 11.49
Total ReturnA	7.73%	(3.82)%	8.08%	6.18%	3.99%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.49%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.96%	2.92%	2.95%	3.29%	3.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 438,958	$ 445,758	$ 605,232	$ 546,455	$ 601,507
Portfolio turnover rate	13%	14%	14%	14%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Connecticut Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 11/30/14	% of fund's investments 5/31/14	% of fund's investments 11/30/13
1 - 7	68.7	65.6	72.1
8 - 30	2.9	2.4	3.5
31 - 60	8.6	6.9	8.5
61 - 90	4.0	6.5	2.2
91 - 180	5.0	6.3	5.4
> 180	10.8	12.3	8.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	11/30/14	5/31/14	11/30/13
Fidelity Connecticut Municipal Money Market Fund	48 Days	52 Days	40 Days
Connecticut Tax-Free Money Market Funds Average*	48 Days	50 Days	41 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	11/30/14	5/31/14	11/30/13
Fidelity Connecticut Municipal Money Market Fund	48 Days	53 Days	44 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
Variable Rate Demand Notes (VRDNs) 51.1%	Variable Rate Demand Notes (VRDNs) 50.2%
Other Municipal Debt 36.1%	Other Municipal Debt 36.0%
Investment Companies 13.5%	Investment Companies 15.2%
Net Other Assets (Liabilities)** (0.7)%	Net Other Assets (Liabilities)** (1.4)%

** Net Other Assets (Liabilities) are not included in the pie chart.
Current and Historical Seven-Day Yields
	11/30/14	8/31/14	5/31/14	2/28/14	11/30/13

Fidelity Connecticut Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending November 30, 2014, the most recent period shown in the table, would have been -0.41%.

Annual Report

Fidelity Connecticut Municipal Money Market Fund

Investments November 30, 2014

Showing Percentage of Net Assets

Variable Rate Demand Note - 51.1%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.23% 12/5/14, VRDN (a)(d)	$ 1,100,000	$ 1,100,000
Connecticut - 50.0%
Austin Trust Various States Participating VRDN Series BA 08 1086, 0.09% 12/5/14 (Liquidity Facility Bank of America NA) (a)(e)	2,000,000	2,000,000
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.05% 12/5/14, LOC Citibank NA, VRDN (a)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.36% 12/5/14, LOC RBS Citizens NA, VRDN (a)(d)	5,000,000	5,000,000
Series 2004 B, 0.31% 12/5/14, LOC RBS Citizens NA, VRDN (a)	4,550,000	4,550,000
Connecticut Gen. Oblig. Participating VRDN:
Series MT 842, 0.04% 12/5/14 (Liquidity Facility Bank of America NA) (a)(e)	9,925,000	9,925,000
Series Putters 3996, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,000,000	10,000,000
Series Putters 4382, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,630,000	6,630,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Choate Rosemary Hall Proj.) Series D, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	6,985,000	6,985,000
(Eastern Connecticut Health Network Proj.) Series 2010 E, 0.04% 12/5/14, LOC TD Banknorth, NA, VRDN (a)	14,090,000	14,090,000
(Gaylord Hosp. Proj.) Series B, 0.1% 12/5/14, LOC Bank of America NA, VRDN (a)	15,340,000	15,340,000
(Greenwich Hosp. Proj.) Series C, 0.05% 12/5/14, LOC Bank of America NA, VRDN (a)	31,230,000	31,230,000
(Griffin Hosp. Proj.) Series C, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	20,850,000	20,850,000
(Hamden Hall Country Day School Proj.) Series A, 0.13% 12/5/14, LOC RBS Citizens NA, VRDN (a)	16,605,000	16,605,000
(Hosp. for Spl. Care Proj.) Series E, 0.04% 12/5/14, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	5,850,000	5,850,000
(Masonicare Corp. Proj.) Series C, 0.06% 12/5/14, LOC Manufacturers & Traders Trust Co., VRDN (a)	70,175,000	70,175,000
(Ridgefield Academy Proj.) Series A, 0.06% 12/5/14, LOC TD Banknorth, NA, VRDN (a)	9,900,000	9,900,000
(Sacred Heart Univ. Proj.) Series F, 0.06% 12/5/14, LOC Bank of America NA, VRDN (a)	18,135,000	18,135,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Trinity College Proj.) Series L, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	$ 9,740,000	$ 9,740,000
(Wesleyan Univ. Proj.) Series H, 0.03% 12/5/14, VRDN (a)	14,605,000	14,605,000
(Yale Univ. Proj.):
Series T2, 0.03% 12/5/14, VRDN (a)	26,955,000	26,955,000
Series U1, 0.03% 12/5/14, VRDN (a)	27,025,000	27,025,000
Series U2, 0.03% 12/5/14, VRDN (a)	27,010,000	27,010,000
Series X2, 0.03% 12/5/14, VRDN (a)	11,335,000	11,335,000
Participating VRDN:
Series BA 08 1080, 0.06% 12/5/14 (Liquidity Facility Bank of America NA) (a)(e)	13,114,000	13,114,000
Series BBT 08 32, 0.04% 12/5/14 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	14,225,000	14,225,000
Series EGL 7 05 3031, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (a)(e)	51,400,000	51,400,000
Series MS 06 1884, 0.04% 12/5/14 (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,760,000	4,760,000
Series Putters 2862, 0.04% 12/1/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,740,000	9,740,000
Series Putters 3363, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,630,000	5,630,000
Series ROC II R 11854, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (a)(e)	12,910,000	12,910,000
Series 2007 B, 0.07% 12/5/14, LOC TD Banknorth, NA, VRDN (a)	11,880,000	11,880,000
Series 2007 D, 0.1% 12/5/14, LOC Bank of America NA, VRDN (a)	10,215,000	10,215,000
Series 2011 B, 0.06% 12/5/14, LOC Bank of America NA, VRDN (a)	69,575,000	69,575,000
Series 2013 H, 0.04% 12/5/14, LOC TD Banknorth, NA, VRDN (a)	6,000,000	6,000,000
Series 2013 O, 0.03% 12/5/14, LOC Wells Fargo Bank NA, VRDN (a)	50,000,000	50,000,000
Series 2014 C, 0.03% 12/5/14, LOC JPMorgan Chase Bank, VRDN (a)	71,125,000	71,125,000
Series 2014 D, 0.05% 12/5/14, LOC Bank of America NA, VRDN (a)	97,745,000	97,745,000
Connecticut Hsg. Fin. Auth. (CIL Realty, Inc. Proj.):
Series 2008, 0.03% 12/5/14, LOC HSBC Bank U.S.A., NA, VRDN (a)	10,090,000	10,090,000
Series 2010, 0.04% 12/5/14, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,800,000	3,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 0.04% 12/5/14, LOC TD Banknorth, NA, VRDN (a)	$ 18,170,000	$ 18,170,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series ROC II R 14073, 0.01% 12/5/14 (Liquidity Facility Citibank NA) (a)(e)	8,000,000	8,000,000
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 2010, 0.03% 12/5/14, LOC Freddie Mac, VRDN (a)(d)	33,295,000	33,295,000
		876,654,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.22% 12/5/14, VRDN (a)	3,300,000	3,300,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.23% 12/5/14, VRDN (a)(d)	1,100,000	1,100,000
New Jersey - 0.4%
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.05% 12/1/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series Putters 4462, 0.05% 12/1/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,900,000	2,900,000
		6,900,000
Texas - 0.3%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.16% 12/1/14, VRDN (a)	3,200,000	3,200,000
Series 2009 A, 0.16% 12/1/14, VRDN (a)	1,400,000	1,400,000
Series 2010 C, 0.16% 12/1/14, VRDN (a)	1,320,000	1,320,000
		5,920,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $894,974,000)		894,974,000
Other Municipal Debt - 36.1%

Connecticut - 35.8%
Bethel Gen. Oblig. BAN 1.25% 8/19/15	10,275,000	10,356,636
Branford Gen. Oblig. Bonds (The Rfdg. & Cap. Projs.) 2% 8/1/15	2,385,000	2,414,324
Bridgeport Gen. Oblig. TAN Series 2014 B, 2% 2/19/15	17,900,000	17,973,910
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Brookfield Gen. Oblig. BAN Series 2014 A, 1.5% 11/19/15	$ 9,315,000	$ 9,432,707
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.27% tender 12/15/14, CP mode	8,800,000	8,800,000
Connecticut Gen. Oblig. Bonds:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	24,445,000	24,545,462
Series 2001 C:
5.5% 12/15/14	1,500,000	1,503,075
5.5% 12/15/14	10,550,000	10,571,582
Series 2004 D, 5% 12/1/14	1,365,000	1,365,000
Series 2005 C:
4% 6/1/15 (Pre-Refunded to 6/1/15 @ 100)	5,750,000	5,861,009
5% 6/1/15	800,000	819,083
Series 2006 D, 5% 11/1/15	825,000	861,091
Series 2006 F, 3.625% 12/1/15	460,000	475,502
Series 2007 B, 5% 5/1/15	6,950,000	7,089,342
Series 2010 B, 5% 12/1/14	100,000	100,000
Series 2010 C, 5% 12/1/14	8,750,000	8,750,000
Series 2011 E, 5% 11/1/15	11,000,000	11,487,843
Series 2012 A, 0.44% 4/15/15 (a)	4,175,000	4,180,265
Series 2012 C, 4% 6/1/15	435,000	443,244
Series 2013 A:
0.18% 3/1/15 (a)	4,500,000	4,501,310
2% 10/15/15	14,500,000	14,733,475
Series 2013 C, 5% 7/15/15	9,000,000	9,269,058
Series 2014 C:
1% 12/15/14	18,300,000	18,306,361
2% 6/15/15	17,900,000	18,079,619
Series Putters 4467, 0.09%, tender 12/18/14 (Liquidity Facility JPMorgan Securities LLC) (a)(e)(f)	4,645,000	4,645,000
5% 3/15/15	1,250,000	1,267,269
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
(Yale Univ. Proj.):
Series 2010 A4, 2.5%, tender 2/12/15 (a)	5,100,000	5,124,029
Series S1, 0.06% tender 12/4/14, CP mode	15,000,000	15,000,000
Series S2:
0.06% tender 12/3/14, CP mode	13,640,000	13,640,000
0.07% tender 1/9/15, CP mode	17,500,000	17,500,000
Series 2010 A4, 5%, tender 2/12/15 (a)	14,890,000	15,034,159
Series 2014 E, 3% 7/1/15	2,225,000	2,261,661
Connecticut Hsg. Fin. Auth. Bonds Series 2014 D:
0.2% 5/15/15 (d)	665,000	665,000
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Hsg. Fin. Auth. Bonds Series 2014 D: - continued
0.3% 11/15/15 (d)	$ 750,000	$ 750,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2005 A, 5% 7/1/15	2,250,000	2,313,413
Series 2008 1, 4.25% 2/1/15	1,790,000	1,802,386
Series 2008 A, 5% 11/1/15	1,050,000	1,096,455
Series 2009 1:
4% 2/1/15	1,235,000	1,242,888
5% 2/1/15	13,800,000	13,912,899
Series 2009 A, 5% 12/1/14	3,750,000	3,750,000
Series 2010 A, 5% 11/1/15	850,000	887,199
Series 2011 A, 5% 12/1/14	250,000	250,000
Series 2011 B, 5% 12/1/14	10,435,000	10,435,000
Series 2012 A, 5% 1/1/15	3,000,000	3,012,325
Series 2013 A, 4% 10/1/15	3,500,000	3,611,957
Series 2014 A, 2% 9/1/15	10,000,000	10,139,141
5% 1/1/15	1,000,000	1,004,102
Connecticut State Revolving Fund Gen. Rev. Bonds:
Series 2008 A, 5% 2/1/15	900,000	907,294
Series 2011 A, 4% 1/1/15	1,720,000	1,725,655
Danbury Gen. Oblig. BAN 1% 7/23/15	11,600,000	11,664,607
Easton Gen. Oblig. BAN 0.5% 1/15/15	6,996,000	6,999,500
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev. Bonds Series 2014 B, 2% 8/15/15	1,935,000	1,959,957
Greenwich Gen. Oblig.:
BAN 1% 1/22/15	65,000,000	65,080,414
Bonds 4% 1/15/15	2,260,000	2,270,854
Griswold Gen. Oblig. BAN 0.75% 5/5/15	5,800,000	5,814,032
Guilford Gen. Oblig.:
BAN 1% 8/11/15	17,800,000	17,907,141
Bonds 2% 8/1/15	1,300,000	1,315,545
Hartford County Metropolitan District Gen. Oblig.:
BAN:
Series E, 0.75% 3/23/15	15,000,000	15,029,915
Series F, 1.125% 12/5/14	18,200,000	18,202,053
0.5% 3/23/15	17,600,000	17,622,352
1% 3/23/15	10,000,000	10,027,569
Bonds:
Series 2014 A, 3% 8/1/15	1,885,000	1,920,970
Series 2014 B, 2% 5/1/15	1,185,000	1,194,227
Lyme and Old Lyme Reg'l. School District #18 Gen. Oblig. BAN 1.25% 1/7/15	7,825,000	7,833,471
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Milford Gen. Oblig. BAN:
1% 5/8/15	$ 9,990,000	$ 10,028,711
1.25% 11/9/15	1,810,000	1,828,335
New Milford Gen. Oblig.:
BAN 0.75% 4/23/15	10,905,000	10,932,704
Bonds Series 2004, 5% 1/15/15	1,025,000	1,031,054
Oxford Gen. Oblig. BAN 1% 7/23/15	6,285,000	6,319,585
Redding Gen. Oblig. BAN 1% 6/17/15	7,873,000	7,909,736
Reg'l. School District #15 Bonds 5% 2/1/15	1,105,000	1,114,095
Southington Gen. Oblig. BAN 1% 1/27/15	20,000,000	20,026,496
Stamford Gen. Oblig. Bonds:
Series 2011 B, 5% 12/15/14	2,000,000	2,003,725
Series 2013C, 3% 7/1/15	1,000,000	1,016,652
5% 8/15/15	2,500,000	2,585,248
Tolland Gen. Oblig. BAN 1.5% 10/21/15	4,910,000	4,967,384
Univ. of Connecticut Gen. Oblig. Bonds:
Series 2009 A, 4% 2/15/15	1,275,000	1,285,123
Series 2010 A, 5% 2/15/15	1,700,000	1,717,087
Series 2011 A, 5% 2/15/15	2,415,000	2,439,408
Series 2013 A, 4% 2/15/15	2,055,000	2,071,584
Series 2014 A, 2% 2/15/15	5,450,000	5,471,167
Watertown Gen. Oblig. BAN 1% 3/26/15	9,700,000	9,726,539
Windsor Locks Gen. Oblig. BAN 1.5% 6/25/15	2,580,000	2,598,876
Wolcott Gen. Oblig. BAN 1.25% 10/22/15	13,050,000	13,174,092
Woodbridge Gen. Oblig. BAN 1% 7/23/15	9,895,000	9,950,087
		626,938,025
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.23% tender 1/8/15, CP mode	600,000	600,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.32% tender 12/15/14, CP mode (d)	1,900,000	1,900,000
		2,500,000
West Virginia - 0.2%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996:
0.32% tender 12/11/14, CP mode (d)	600,000	600,000
Other Municipal Debt - continued
	Principal Amount	Value
West Virginia - continued
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996: - continued
0.32% tender 12/15/14, CP mode (d)	$ 1,800,000	$ 1,800,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.45% tender 12/16/14, CP mode (d)	1,100,000	1,100,002
		3,500,002
TOTAL OTHER MUNICIPAL DEBT (Cost $632,938,027)		632,938,027
Investment Company - 13.5%

Fidelity Municipal Cash Central Fund, 0.05% (b)(c) (Cost $236,561,000)	236,561,000	236,561,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,764,473,027)		1,764,473,027
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(12,557,770)
NET ASSETS - 100%		$ 1,751,915,257
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,645,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Connecticut Gen. Oblig. Bonds Series Putters 4467, 0.09%, tender 12/18/14 (Liquidity Facility JPMorgan Securities LLC)	7/31/14	$ 4,645,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 127,763
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,527,912,027)	$ 1,527,912,027
Fidelity Central Funds (cost $236,561,000)	236,561,000
Total Investments (cost $1,764,473,027)		$ 1,764,473,027
Cash		7,323,743
Receivable for fund shares sold		10,047,177
Interest receivable		4,814,138
Distributions receivable from Fidelity Central Funds		12,169
Prepaid expenses		4,674
Receivable from investment adviser for expense reductions		12,357
Other receivables		1,065
Total assets		1,786,688,350

Liabilities
Payable for investments purchased	$ 25,751,232
Payable for fund shares redeemed	8,707,420
Distributions payable	710
Accrued management fee	91,390
Other affiliated payables	186,329
Other payables and accrued expenses	36,012
Total liabilities		34,773,093

Net Assets		$ 1,751,915,257
Net Assets consist of:
Paid in capital		$ 1,751,732,529
Distributions in excess of net investment income		(11,922)
Accumulated undistributed net realized gain (loss) on investments		194,650
Net Assets, for 1,750,873,126 shares outstanding		$ 1,751,915,257
Net Asset Value, offering price and redemption price per share ($1,751,915,257 ÷ 1,750,873,126 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2014

Investment Income
Interest		$ 1,543,522
Income from Fidelity Central Funds		127,763
Total income		1,671,285

Expenses
Management fee	$ 6,651,663
Transfer agent fees	1,935,430
Accounting fees and expenses	182,608
Custodian fees and expenses	20,594
Independent trustees' compensation	7,801
Registration fees	33,208
Audit	40,823
Legal	27,065
Miscellaneous	15,251
Total expenses before reductions	8,914,443
Expense reductions	(7,427,331)	1,487,112
Net investment income (loss)		184,173
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		265,836
Net increase in net assets resulting from operations		$ 450,009

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Connecticut Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2014	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 184,173	$ 188,228
Net realized gain (loss)	265,836	11,659
Net increase in net assets resulting from operations	450,009	199,887
Distributions to shareholders from net investment income	(184,030)	(188,463)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,314,670,251	4,062,889,017
Reinvestment of distributions	175,629	182,094
Cost of shares redeemed	(3,446,254,361)	(4,037,830,534)
Net increase (decrease) in net assets and shares resulting from share transactions	(131,408,481)	25,240,577
Total increase (decrease) in net assets	(131,142,502)	25,252,001

Net Assets
Beginning of period	1,883,057,759	1,857,805,758
End of period (including distributions in excess of net investment income of $11,922 and distributions in excess of net investment income of $12,064, respectively)	$ 1,751,915,257	$ 1,883,057,759

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Distributions from net realized gain	-	-	-	- D	-
Total distributions D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsB, C
Expenses before reductions	.48%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.08%	.13%	.18%	.22%	.28%
Expenses net of all reductions	.08%	.12%	.18%	.22%	.28%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,751,915	$ 1,883,058	$ 1,857,806	$ 1,783,100	$ 1,655,588

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2014

1. Organization.

Fidelity Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund and (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Connecticut.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from Fidelity Central Funds are accrued as earned. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Money Market Fund incurred a corporate tax liability on undistributed short-term capital gain which is included in Miscellaneous expense on the Statement of Operations. As of November 30, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Connecticut Municipal Income Fund	$ 409,229,802	$ 20,265,785	$ (613,826)	$ 19,651,959
Fidelity Connecticut Municipal Money Market Fund	1,764,473,027	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Connecticut Municipal Income Fund	$ 72,133	$ 2,216,036	$ 19,651,959
Fidelity Connecticut Municipal Money Market Fund	-	194,650	-

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

November 30, 2014
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Connecticut Municipal Income Fund	$ 12,885,202	$ 4,894,468	$ 17,779,670
Fidelity Connecticut Municipal Money Market Fund	184,030	-	184,030
November 30, 2013
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Connecticut Municipal Income Fund	$ 15,707,374	$ 3,083,712	$ 18,791,086
Fidelity Connecticut Municipal Money Market Fund	188,463	-	188,463

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Rule Issuance - continued

need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $54,479,321 and $77,524,167, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.11%	.36%
Fidelity Connecticut Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.08%
Fidelity Connecticut Municipal Money Market Fund	.11%

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains each Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Connecticut Municipal Income Fund	$ 708

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Connecticut Municipal Money Market Fund	.48%	$ 71,657

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $7,349,779.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Connecticut Municipal Income Fund	$ 2,272
Fidelity Connecticut Municipal Money Market Fund	5,895

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Fidelity Connecticut Municipal Income Fund and Fidelity Connecticut Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Connecticut Municipal Income Fund (a fund of Fidelity Court Street Trust) and Fidelity Connecticut Municipal Money Market Fund (a fund of Fidelity Court Street Trust II) at November 30, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Court Street Trust's and Fidelity Court Street Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 13, 2015

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 233 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2008 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Advisory Board Members and Officers:

Correspondence intended for Elizabeth S. Acton and John Engler may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Connecticut Municipal Income Fund	12/22/14	12/19/14	$0.00000	$0.04000
	01/12/15	01/09/15	$0.00000	$0.02100
Fidelity Connecticut Municipal Money Market Fund	12/22/14	12/19/14	$0.00000	$0.00012

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended November 30, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Connecticut Municipal Income Fund	$ 2,313,316
Fidelity Connecticut Municipal Money Market Fund	$ 225,629

During fiscal year ended 2014, 100% of each fund's income dividends were free from federal income tax, and 1.94% and 6.96% of Fidelity Connecticut Municipal Income Fund and Fidelity Connecticut Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Connecticut Municipal Income Fund / Fidelity Connecticut Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the funds at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance (for Fidelity Connecticut Municipal Income Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity Connecticut Municipal Money Market Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Annual Report

Fidelity Connecticut Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Fidelity Connecticut Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2013.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2013. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity Connecticut Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CTF-UANN-0115
1.786713.111

Fidelity®

New Jersey
Municipal Income Fund

and

Fidelity
New Jersey Municipal
Money Market Fund

Annual Report

November 30, 2014

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® New Jersey Municipal Income Fund
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity New Jersey Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Fidelity New Jersey Municipal Income Fund	.47%
Actual		$ 1,000.00	$ 1,017.80	$ 2.38
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.38
Fidelity New Jersey Municipal Money Market Fund	.08%
Actual		$ 1,000.00	$ 1,000.10	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.67	$ .41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Fidelity® New Jersey Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® New Jersey Municipal Income Fund	7.71%	4.66%	4.41%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity New Jersey Municipal Income Fund on November 30, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Fidelity® New Jersey Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted a strong result for the 12 months ending November 30, 2014, driven by steady demand, tight supply and improving credit fundamentals. The Barclays® Municipal Bond Index returned 8.23%, significantly outperforming the U.S. investment-grade taxable bond market. Performance was, in part, driven by continued economic growth, declining long-term interest rates, and the relative attractiveness of U.S. markets amid global economic and political uncertainty. Yet munis also had unique catalysts: prices rose as investors became more upbeat about the fundamental outlook of many state and local governments amid a backdrop of fiscal prudence, leading to fewer new projects. This, along with a decline in refinancing activity, limited the supply of muni bond issuance, further supporting prices. A steady stream of municipal bond cash flows - coupon payments, maturities and those due to early bond calls by issuers - fueled reinvestment. Meanwhile, investors took solace that the financial distress experienced by Puerto Rico, Detroit, and a few California cities in bankruptcy did not expand to the broader market. Lastly, the tax advantages of munis had particular appeal due to the higher federal tax rates for top earners that took effect in 2013, as well as the new 3.8% Medicare tax on unearned, non-municipal investment income.

Comments from Jamie Pagliocco, Lead Portfolio Manager of Fidelity® New Jersey Municipal Income Fund: For year, the fund returned 7.71%, while the Barclays New Jersey Enhanced Modified Municipal Bond Index returned 7.78%. We sought to generate attractive tax-exempt income for the fund and protect shareholder capital. An overweighted position in lower-rated, investment-grade securities bolstered our result. These typically higher-yielding securities drew strong demand from investors given the low-interest-rate environment. We saw particularly good total returns from health care bonds, which were some of the best-performing securities in the lower-rated investment-grade tiers. The fund's barbell positioning - with overweightings in longer- and shorter-maturity bonds - was a modest plus throughout much of the period, as the yield curve flattened as we expected. In contrast, the fund's overweighting in state appropriation-backed bonds detracted from performance. They underperformed the New Jersey market as a whole because the state's tax receipts fell below expectations, prompting the major credit-rating agencies to downgrade New Jersey's credit outlook, raising concern that the state could cut back on its appropriations to independent authorizes.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity New Jersey Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of November 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.7	38.0
Transportation	15.7	13.4
Health Care	13.9	12.2
Escrowed/Pre-Refunded	10.1	14.7
Education	9.8	10.0
Weighted Average Maturity as of November 30, 2014
		6 months ago
Years	6.4	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of November 30, 2014
6 months ago
Years	7.0	7.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
AAA 2.9%	AAA 3.0%
AA,A 85.3%	AA,A 86.1%
BBB 6.9%	BBB 5.7%
BB and Below 0.0%	BB and Below 2.0%
Not Rated 1.5%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity New Jersey Municipal Income Fund

Investments November 30, 2014

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount	Value
Delaware, New Jersey - 0.7%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$ 3,000,000	$ 3,357,210
Series 2014 B, 5% 1/1/23	700,000	836,878
		4,194,088
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	1,000,000	1,162,990
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,800,450
		2,963,440
New Jersey - 89.4%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A, 7.4% 7/1/16 (Escrowed to Maturity)	1,380,000	1,476,986
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,578,400
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/26	1,000,000	1,151,890
5% 2/15/27	1,000,000	1,141,570
5% 2/15/28	1,000,000	1,122,090
5% 2/15/29	1,000,000	1,120,410
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,638,347
Cumberland County Impt. Auth. (Technical High School Proj.) Series 2014:
5% 9/1/21 (FSA Insured)	530,000	633,159
5% 9/1/23 (FSA Insured)	600,000	728,172
5% 9/1/24 (FSA Insured)	1,640,000	2,006,884
5% 9/1/25 (FSA Insured)	1,375,000	1,658,718
5% 9/1/26 (FSA Insured)	2,480,000	2,965,758
5% 9/1/39 (FSA Insured)	4,000,000	4,558,920
East Brunswick Township Board of Ed.:
5% 11/1/22	1,000,000	1,220,120
5% 11/1/23	1,000,000	1,208,720
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,191,927
5% 3/1/21	1,000,000	1,154,920
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,155,660
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2003 B, 0% 11/1/21 (FSA Insured)	$ 8,310,000	$ 7,227,373
Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	5,000,000	5,256,150
Series 2012 A, 5% 11/1/22	6,600,000	8,004,348
Hudson County Ctfs. of Prtn. Series 2002:
6.25% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,420,000	2,489,623
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,612,505
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,743,614
Jersey City Gen. Oblig.:
Series 2002 B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,265,138
Series 2005 C, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,617,390
Margate City Gen. Oblig. Series 2009, 5% 2/1/18	750,000	829,508
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,705,286
5% 8/1/28	4,000,000	4,570,240
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	24,075
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,668,472
5% 9/1/26	600,000	677,928
5% 9/1/27	440,000	496,500
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (b)	1,500,000	1,620,240
5.375% 1/1/43 (b)	2,000,000	2,171,060
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,512,880
Series 2005 K, 5.25% 12/15/16 (Pre-Refunded to 12/15/15 @ 100)	3,000,000	3,155,340
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,988,350
Series 2005 O, 5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	2,800,000	2,835,028
Series 2005 P, 5.25% 9/1/26 (Pre-Refunded to 9/1/15 @ 100)	8,000,000	8,302,240
Series 2012 II, 5% 3/1/26	5,000,000	5,543,500
Series 2012, 5% 6/15/20	5,000,000	5,728,400
Series 2013 NN, 5% 3/1/27	20,000,000	22,010,994
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2013:
5% 3/1/23	$ 4,800,000	$ 5,443,872
5% 3/1/25	700,000	787,402
5% 9/1/36	1,625,000	1,675,554
5% 9/1/36 (Pre-Refunded to 9/1/16 @ 100)	7,375,000	7,968,171
5% 9/1/37	700,000	732,067
5% 9/1/37 (Pre-Refunded to 9/1/17 @ 100)	1,300,000	1,455,831
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	1,905,000	2,285,619
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	40,000	46,474
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (b)	5,000,000	5,740,350
New Jersey Edl. Facilities Auth. Rev.:
(Montclair State Univ. Proj.) Series 2002 F, 5% 7/1/17 (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,027,880
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,213,740
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,096,250
5% 7/1/15	235,000	241,608
5% 7/1/17	490,000	542,136
5% 7/1/18	250,000	284,113
5% 7/1/19	200,000	231,912
(Rowan Univ. Proj.) Series 2007 B:
5.5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,687,550
5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,390,000	5,039,105
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,393,400
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,885,982
Series 2012 A:
5% 7/1/18	1,000,000	1,136,450
5% 7/1/19	1,040,000	1,202,438
Series 2012 B:
5% 7/1/37	750,000	827,970
5% 7/1/42	1,100,000	1,202,069
New Jersey Envir. Infrastructure Trust:
Series 2012 A, 4% 9/1/20	10,000,000	11,412,300
Series 2012, 5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	100,000	107,951
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Envir. Infrastructure Trust: - continued
5% 9/1/17	$ 4,750,000	$ 5,124,205
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	30,000	32,385
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	20,000	21,590
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2011, 6% 7/1/41	5,000,000	5,931,900
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,097,230
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,765,000	4,531,403
(Greystone Park Psychiatric Hosp. Proj.) Series 2013 B, 5% 9/15/24	8,000,000	9,147,360
(Hackensack Univ. Med. Ctr. Proj.):
Series 2010 B, 5% 1/1/22	1,725,000	1,932,035
Series 2010, 5% 1/1/34	2,000,000	2,134,560
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31	5,000,000	5,475,050
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,663,540
Series 2008 A, 5.25% 10/1/38	5,965,000	6,516,703
Series 2008, 6.625% 7/1/38	10,745,000	11,998,727
Series 2009 A, 5.75% 10/1/31	4,000,000	4,609,240
Series 2011:
5% 7/1/19	1,500,000	1,714,965
5% 7/1/23	2,500,000	2,904,625
5% 7/1/24	2,000,000	2,311,800
5% 7/1/25	2,265,000	2,593,085
Series 2012 A:
5% 7/1/18	795,000	901,109
5% 7/1/22	1,400,000	1,660,400
5% 7/1/23	1,000,000	1,177,630
5% 7/1/24	2,000,000	2,317,740
5% 7/1/25	1,000,000	1,156,640
Series 2012 II, 5% 7/1/42	1,000,000	1,078,480
Series 2012, 5% 7/1/21	2,325,000	2,699,976
Series 2013 A:
5% 7/1/28	1,080,000	1,225,660
5% 7/1/32	1,600,000	1,789,040
5.25% 7/1/28	3,250,000	3,794,018
Series 2013:
5% 7/1/24	1,250,000	1,474,550
5% 7/1/26	1,335,000	1,534,489
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
Series 2013: - continued
5.25% 7/1/31	$ 4,000,000	$ 4,502,080
5.5% 7/1/43	3,000,000	3,337,740
Series 2014 A, 5% 7/1/44 (a)	3,525,000	3,858,888
5% 3/1/20	1,040,000	1,130,626
5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	990,000	1,089,535
5% 3/1/21	1,370,000	1,485,244
5% 3/1/21 (Pre-Refunded to 3/1/17 @ 100)	1,310,000	1,441,707
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/17	2,500,000	2,761,950
Series 2013:
4% 12/1/20 (b)	2,500,000	2,684,500
5% 12/1/21 (b)	2,100,000	2,366,049
5% 12/1/22 (b)	2,250,000	2,533,680
New Jersey Institute of Technology Series 2012 A:
5% 7/1/32	1,250,000	1,415,588
5% 7/1/42	5,000,000	5,544,450
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 5% 6/1/15	1,000,000	1,022,700
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity)	1,090,000	1,103,647
6.5% 1/1/16 (Escrowed to Maturity)	2,715,000	2,753,173
Series 2005 C:
6.5% 1/1/16	385,000	410,402
6.5% 1/1/16 (Escrowed to Maturity)	190,000	202,816
Series 2009 E, 5.25% 1/1/40	10,600,000	11,810,308
Series 2009 I, 5% 1/1/35	5,000,000	5,607,750
Series 2012 B, 5% 1/1/24	2,650,000	3,146,743
Series 2013 A, 5% 1/1/38	8,000,000	8,876,720
Series 2014 A, 5% 1/1/32	5,000,000	5,750,600
Series 2014 C:
5% 1/1/22	3,750,000	4,475,325
5% 1/1/23	3,000,000	3,603,750
6.5% 1/1/16 (Escrowed to Maturity)	210,000	223,927
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,800,000	3,370,472
Series 2004 B, 5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000,000	11,569,690
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2005 B:
5.25% 12/15/16 (Pre-Refunded to 12/15/15 @ 100)	$ 9,830,000	$ 10,338,997
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,395,180
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	17,957,190
Series 2006 A, 5.5% 12/15/22	8,875,000	10,476,139
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	6,021,600
0% 12/15/34	4,000,000	1,528,560
Series 2008 A:
0% 12/15/35	12,055,000	4,345,828
0% 12/15/36	25,000,000	8,549,000
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,951,486
Series 2009 A:
0% 12/15/36	1,915,000	654,853
0% 12/15/38	13,900,000	4,251,732
Series 2010 A, 0% 12/15/30	14,750,000	7,169,975
Series 2010 A3, 0% 12/15/34	10,775,000	4,125,532
Series 2011 A, 5.25% 6/15/25	6,000,000	6,910,740
Series 2011 B:
5.25% 6/15/25	3,185,000	3,662,272
5.25% 6/15/26	2,000,000	2,286,840
New Jersey Transit Corp. Ctfs. of Prtn.:
Series 2003 A, 5.25% 9/15/15 (Escrowed to Maturity)	3,300,000	3,431,175
Series 2014 A, 5% 9/15/21	5,100,000	5,911,512
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	1,000,000	1,184,450
Newark Gen. Oblig. Series 2013 A:
5% 7/15/17	2,000,000	2,196,800
5% 7/15/18	3,130,000	3,509,513
Newark Port Auth. Hsg. Auth. Rev. (Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,492,668
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,605,060
Rutgers State Univ. Rev.:
Series 2009 F:
5% 5/1/30	1,500,000	1,692,450
5% 5/1/39	9,500,000	10,557,255
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Rutgers State Univ. Rev.: - continued
Series 2010 I, 5% 5/1/29	$ 1,110,000	$ 1,258,019
Series 2013 L, 5% 5/1/43	5,000,000	5,615,800
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,074,460
West Deptford Township Gen. Oblig.:
3% 9/1/26	1,330,000	1,298,984
5% 9/1/25	3,995,000	4,724,887
		534,246,179
New York And New Jersey - 2.1%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	3,255,000	3,733,973
166th Series, 5% 1/15/41	5,000,000	5,566,700
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,152,700
		12,453,373
Pennsylvania, New Jersey - 3.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2007 A, 5% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855,000	3,070,610
Series 2012 A:
5% 7/1/21	600,000	701,952
5% 7/1/24	1,200,000	1,387,968
5% 7/1/25	1,100,000	1,262,558
5% 7/1/26	500,000	569,865
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,404,490
Series 2010 D, 5% 1/1/40	4,000,000	4,327,080
Series 2013, 5% 1/1/31	5,000,000	5,750,800
		20,475,323
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,146,980
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A1, 5% 10/1/24	$ 500,000	$ 551,230
Series 2009 B, 5% 10/1/25	1,200,000	1,317,828
		3,016,038
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $544,633,642)	577,348,441
NET OTHER ASSETS (LIABILITIES) - 3.4%	20,487,129
NET ASSETS - 100%	$ 597,835,570
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.7%
Transportation	15.7%
Health Care	13.9%
Escrowed/Pre-Refunded	10.1%
Education	9.8%
Others* (Individually Less Than 5%)	12.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $544,633,642)		$ 577,348,441
Cash		17,035,467
Receivable for fund shares sold		84,015
Interest receivable		8,221,205
Prepaid expenses		1,409
Other receivables		540
Total assets		602,691,077

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,808,904
Payable for fund shares redeemed	202,007
Distributions payable	525,215
Accrued management fee	179,304
Other affiliated payables	97,703
Other payables and accrued expenses	42,374
Total liabilities		4,855,507

Net Assets		$ 597,835,570
Net Assets consist of:
Paid in capital		$ 564,115,354
Distributions in excess of net investment income		(22,084)
Accumulated undistributed net realized gain (loss) on investments		1,027,501
Net unrealized appreciation (depreciation) on investments		32,714,799
Net Assets, for 49,824,076 shares outstanding		$ 597,835,570
Net Asset Value, offering price and redemption price per share ($597,835,570 ÷ 49,824,076 shares)		$ 12.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2014

Investment Income
Interest		$ 22,156,288

Expenses
Management fee	$ 2,137,516
Transfer agent fees	435,469
Accounting fees and expenses	143,786
Custodian fees and expenses	9,865
Independent trustees' compensation	2,549
Registration fees	20,112
Audit	53,319
Legal	5,381
Miscellaneous	4,969
Total expenses before reductions	2,812,966
Expense reductions	(2,637)	2,810,329
Net investment income (loss)		19,345,959
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,130,185
Change in net unrealized appreciation (depreciation) on investment securities		23,371,017
Net gain (loss)		24,501,202
Net increase (decrease) in net assets resulting from operations		$ 43,847,161

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2014	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,345,959	$ 21,618,459
Net realized gain (loss)	1,130,185	4,550,251
Change in net unrealized appreciation (depreciation)	23,371,017	(53,817,312)
Net increase (decrease) in net assets resulting from operations	43,847,161	(27,648,602)
Distributions to shareholders from net investment income	(19,333,132)	(21,622,264)
Distributions to shareholders from net realized gain	(3,557,184)	(1,451,891)
Total distributions	(22,890,316)	(23,074,155)
Share transactions Proceeds from sales of shares	58,486,526	116,929,954
Reinvestment of distributions	15,145,728	15,605,957
Cost of shares redeemed	(96,659,796)	(184,843,521)
Net increase (decrease) in net assets resulting from share transactions	(23,027,542)	(52,307,610)
Redemption fees	599	3,966
Total increase (decrease) in net assets	(2,070,098)	(103,026,401)

Net Assets
Beginning of period	599,905,668	702,932,069
End of period (including distributions in excess of net investment income of $22,084 and distributions in excess of net investment income of $49,824, respectively)	$ 597,835,570	$ 599,905,668
Other Information Shares
Sold	4,952,387	9,850,228
Issued in reinvestment of distributions	1,286,101	1,306,557
Redeemed	(8,230,797)	(15,616,432)
Net increase (decrease)	(1,992,309)	(4,459,647)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 12.49	$ 11.72	$ 11.54	$ 11.48
Income from Investment Operations
Net investment income (loss) B	.387	.397	.412	.445	.435
Net realized and unrealized gain (loss)	.489	(.884)	.769	.179	.060
Total from investment operations	.876	(.487)	1.181	.624	.495
Distributions from net investment income	(.386)	(.397)	(.411)	(.444)	(.435)
Distributions from net realized gain	(.070)	(.026)	-	-	-
Total distributions	(.456)	(.423)	(.411)	(.444)	(.435)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 12.00	$ 11.58	$ 12.49	$ 11.72	$ 11.54
Total ReturnA	7.71%	(3.94)%	10.21%	5.57%	4.34%
Ratios to Average Net Assets C
Expenses before reductions	.48%	.47%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.48%	.47%	.47%	.48%	.48%
Expenses net of all reductions	.48%	.47%	.47%	.48%	.47%
Net investment income (loss)	3.27%	3.32%	3.38%	3.88%	3.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 597,836	$ 599,906	$ 702,932	$ 608,376	$ 666,689
Portfolio turnover rate	12%	18%	11%	7%	5%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 11/30/14	% of fund's investments 5/31/14	% of fund's investments 11/30/13
1 - 7	69.1	73.2	72.8
8 - 30	7.3	4.6	6.4
31 - 60	3.5	4.2	1.3
61 - 90	3.0	4.6	2.8
91 - 180	6.6	6.1	5.0
> 180	10.5	7.3	11.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	11/30/14	5/31/14	11/30/13
Fidelity New Jersey Municipal Money Market Fund	43 Days	37 Days	47 Days
New Jersey Tax-Free Money Market Funds Average*	47 Days	42 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	11/30/14	5/31/14	11/30/13
Fidelity New Jersey Municipal Money Market Fund	43 Days	37 Days	47 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
Variable Rate Demand Notes (VRDNs) 59.1%	Variable Rate Demand Notes (VRDNs) 65.2%
Other Municipal Debt 28.5%	Other Municipal Debt 26.8%
Investment Companies 9.4%	Investment Companies 7.9%
Net Other Assets (Liabilities) 3.0%	Net Other Assets (Liabilities) 0.1%

Current and Historical Seven-Day Yields

	11/30/14	8/31/14	5/31/14	2/28/14	11/30/13
Fidelity New Jersey Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending November 30, 2014, the most recent period shown in the table, would have been -0.43%.

Annual Report

Fidelity New Jersey Municipal Money Market Fund

Investments November 30, 2014

Showing Percentage of Net Assets

Variable Rate Demand Note - 59.1%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.23% 12/5/14, VRDN (c)(f)	$ 1,400,000	$ 1,400,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.09% 12/5/14, LOC Bayerische Landesbank Girozentrale, VRDN (c)	2,500,000	2,500,000
		3,900,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 0.12% 12/1/14, VRDN (c)(f)	2,550,000	2,550,000
Series 1994, 0.12% 12/1/14, VRDN (c)(f)	1,200,000	1,200,000
		3,750,000
Delaware, New Jersey - 0.8%
Delaware River & Bay Auth. Rev. Series 2008, 0.04% 12/5/14, LOC TD Banknorth, NA, VRDN (c)	18,800,000	18,800,000
Iowa - 0.3%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.09% 12/5/14, VRDN (c)(f)	8,000,000	8,000,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.05% 12/5/14, VRDN (c)(f)	2,100,000	2,100,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.22% 12/5/14, VRDN (c)	1,000,000	1,000,000
		3,100,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.23% 12/5/14, VRDN (c)(f)	1,400,000	1,400,000
Nevada - 0.1%
Clark County Arpt. Rev.:
Series 2008 C2, 0.04% 12/5/14, LOC Landesbank Baden-Wurttemberg, VRDN (c)(f)	1,700,000	1,700,000
Series 2008 C3, 0.05% 12/5/14, LOC Landesbank Baden-Wurttemberg, VRDN (c)(f)	1,000,000	1,000,000
		2,700,000
New Jersey - 36.3%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.04% 12/5/14, LOC Fannie Mae, VRDN (c)(f)	21,000,000	21,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) Series 2006, 0.04% 12/5/14, LOC Fannie Mae, VRDN (c)(f)	$ 3,900,000	$ 3,900,000
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.04% 12/5/14, LOC Freddie Mac, VRDN (c)	4,000,000	4,000,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.05% 12/5/14, LOC Bank of New York, New York, VRDN (c)	43,995,000	43,995,000
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.05% 12/1/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	38,300,000	38,300,000
Series Putters 4462, 0.05% 12/1/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	25,400,000	25,400,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.06% 12/5/14, LOC Citibank NA, VRDN (c)	19,600,000	19,600,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.06% 12/5/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	25,000,000	25,000,000
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Exxon Mobil Corp. Proj.) Series 1989, 0.01% 12/1/14, VRDN (c)	2,450,000	2,450,000
New Jersey Econ. Dev. Auth. Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.03% 12/5/14, LOC TD Banknorth, NA, VRDN (c)	9,950,000	9,950,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (c)	10,450,000	10,450,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.04% 12/5/14, LOC TD Banknorth, NA, VRDN (c)	18,800,000	18,800,000
(Order of St. Benedict Proj.) Series 2005, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (c)	6,370,000	6,370,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 0.08% 12/5/14, LOC Royal Bank of Canada, VRDN (c)(f)	62,500,000	62,500,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.08% 12/5/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000,000	10,000,000
Series 2006 A, 0.08% 12/5/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,465,000	5,465,000
New Jersey Edl. Facilities Auth. Rev.:
(Seton Hall Univ. Proj.) Series 2008 D, 0.04% 12/5/14, LOC TD Banknorth, NA, VRDN (c)	28,125,000	28,125,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series BA D7, 0.04% 12/5/14 (Liquidity Facility Bank of America NA) (c)(g)	$ 2,670,000	$ 2,670,000
Series Putters 3922, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,335,000	4,335,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 4729, 0.04% 12/5/14 (Liquidity Facility Bank of America NA) (c)(g)	2,015,000	2,015,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.03% 12/5/14, LOC Bank of America NA, VRDN (c)	45,080,000	45,080,000
Series 2008 C, 0.03% 12/5/14, LOC JPMorgan Chase Bank, VRDN (c)	14,175,000	14,175,000
(Barnabas Health Proj.) Series 2011 B, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (c)	34,910,000	34,910,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.04% 12/5/14, LOC PNC Bank NA, VRDN (c)	5,820,000	5,820,000
(Meridian Health Sys. Proj.):
Series 2006 A4, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (c)	4,955,000	4,955,000
Series 2006 A5, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (c)	1,575,000	1,575,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.05% 12/5/14, LOC Wells Fargo Bank NA, VRDN (c)	9,500,000	9,500,000
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2003 A3, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (c)	4,100,000	4,100,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.05% 12/5/14, LOC TD Banknorth, NA, VRDN (c)	1,000,000	1,000,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (c)	3,600,000	3,600,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.04% 12/5/14, LOC TD Banknorth, NA, VRDN (c)	29,695,000	29,695,000
(Virtua Health Proj.):
Series 2004, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (c)	20,565,000	20,565,000
Series 2009 C, 0.05% 12/1/14, LOC JPMorgan Chase Bank, VRDN (c)	4,000,000	4,000,000
Series 2009 D, 0.03% 12/5/14, LOC TD Banknorth, NA, VRDN (c)	16,350,000	16,350,000
Series 2009 E, 0.03% 12/5/14, LOC TD Banknorth, NA, VRDN (c)	5,500,000	5,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Virtua Health, Inc. Proj.) Series 2003 A7, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 3,000,000	$ 3,000,000
Series 2006 A6, 0.05% 12/5/14, LOC TD Banknorth, NA, VRDN (c)	2,830,000	2,830,000
Series 2013 B, 0.03% 12/5/14, LOC Wells Fargo Bank NA, VRDN (c)	28,260,000	28,260,000
Series 2014 B, 0.03% 12/5/14, LOC TD Banknorth, NA, VRDN (c)	6,000,000	6,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B, 0.05% 12/5/14, LOC Bank of America NA, VRDN (c)	36,810,000	36,810,000
Series 2008 F, 0.06% 12/5/14, LOC Bank of America NA, VRDN (c)(f)	88,425,000	88,425,000
Series 2013 5, 0.08% 12/5/14, LOC Citibank NA, VRDN (c)(f)	18,255,000	18,255,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.04% 12/5/14, LOC JPMorgan Chase Bank, VRDN (c)	41,475,000	41,475,000
Series 2009 B, 0.04% 12/5/14, LOC PNC Bank NA, VRDN (c)	4,000,000	4,000,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.18% 12/5/14, VRDN (c)	1,300,000	1,300,000
Series 2012 A, 0.19% 12/5/14, VRDN (c)(f)	10,700,000	10,700,000
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A3, 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (c)	39,625,000	39,625,000
Union County Utils. Resources Auth. Participating VRDN Series RBC O 7, 0.06% 12/5/14 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	7,140,000	7,140,000
Vineland Gen. Oblig. 0.04% 12/5/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	22,540,000	22,540,000
		855,510,000
Pennsylvania, New Jersey - 10.9%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.04% 12/5/14, LOC Bank of America NA, VRDN (c)	49,170,000	49,170,000
Series 2008 B, 0.04% 12/5/14, LOC TD Banknorth, NA, VRDN (c)	51,445,000	51,445,000
Series 2010 A, 0.03% 12/5/14, LOC Royal Bank of Canada, VRDN (c)	38,340,000	38,340,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania, New Jersey - continued
Delaware River Port Auth. Pennsylvania & New Jersey Rev.: - continued
Series 2010 B, 0.03% 12/5/14, LOC Barclays Bank PLC, VRDN (c)	$ 108,540,000	$ 108,540,000
Series 2010 C, 0.05% 12/5/14, LOC Bank of New York, New York, VRDN (c)	10,650,000	10,650,000
		258,145,000
New York - 0.6%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.12% 12/5/14, LOC KeyBank NA, VRDN (c)	3,000,000	3,000,000
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1998 A, 0.05% 12/5/14, LOC Fannie Mae, VRDN (c)(f)	12,200,000	12,200,000
		15,200,000
New York And New Jersey - 7.7%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1043, 0.09% 12/5/14 (Liquidity Facility Bank of America NA) (c)(g)	3,725,000	3,725,000
Series BC 11 17B, 0.05% 12/5/14 (Liquidity Facility Barclays Bank PLC) (a)(c)(g)	6,460,000	6,460,000
Series EGL 06 107 Class A, 0.05% 12/5/14 (Liquidity Facility Citibank NA) (c)(f)(g)	33,200,000	33,200,000
Series MS 3321, 0.04% 12/5/14 (Liquidity Facility Cr. Suisse AG) (c)(f)(g)	4,170,000	4,170,000
Series Putters 1546, 0.05% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	13,825,000	13,825,000
Series Putters 2945, 0.07% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,670,000	1,670,000
Series Putters 3114, 0.07% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,375,000	2,375,000
Series Putters 3162, 0.07% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	22,605,000	22,605,000
Series Putters 3172, 0.07% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	13,505,000	13,505,000
Series Putters 4001 Z, 0.07% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,155,000	7,155,000
Series Putters 4129, 0.07% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	6,170,000	6,170,000
Series Putters 4436Z, 0.07% 12/5/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,675,000	1,675,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN: - continued
Series RBC O 19, 0.06% 12/5/14 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	$ 3,470,000	$ 3,470,000
Series ROC 14086, 0.07% 12/5/14 (Liquidity Facility Citibank NA) (c)(f)(g)	2,160,000	2,160,000
Series ROC II R 11439, 0.04% 12/5/14 (Liquidity Facility Citibank NA) (c)(g)	3,690,000	3,690,000
Series ROC II R 14077, 0.02% 12/5/14 (Liquidity Facility Citibank NA) (c)(g)	2,585,000	2,585,000
Series ROC II R 664, 0.02% 12/5/14 (Liquidity Facility Citibank NA) (c)(g)	4,885,000	4,885,000
Series 1991 1, 0.12% 12/29/14, VRDN (c)(f)(h)	8,800,000	8,800,000
Series 1991 3, 0.12% 12/29/14, VRDN (c)(f)(h)	9,800,000	9,800,000
Series 1992 1, 0.09% 12/29/14, VRDN (c)(h)	6,800,000	6,800,000
Series 1995 3, 0.12% 12/29/14, VRDN (c)(f)(h)	9,400,000	9,400,000
Series 1995 4, 0.12% 12/29/14, VRDN (c)(f)(h)	10,500,000	10,500,000
Series 1997 2, 0.09% 12/29/14, VRDN (c)(h)	2,000,000	2,000,000
		180,625,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.06% 12/5/14, LOC Cr. Industriel et Commercial, VRDN (c)	2,600,000	2,600,000
Pennsylvania - 0.2%
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.14% 12/5/14, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,000,000	4,000,000
South Carolina - 0.0%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.1% 12/1/14, VRDN (c)	1,000,000	1,000,000
Tennessee - 0.3%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.07% 12/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)(f)	5,000,000	5,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.08% 12/1/14, LOC Bank of America NA, VRDN (c)	1,500,000	1,500,000
		6,500,000
Texas - 1.1%
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Exxon Mobil Corp. Proj.) Series 2003, 0.05% 12/1/14, VRDN (c)(f)	12,400,000	12,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.08% 12/5/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 1,100,000	$ 1,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.16% 12/1/14, VRDN (c)	4,100,000	4,100,000
Series 2004, 0.16% 12/5/14, VRDN (c)(f)	800,000	800,000
Series 2009 C, 0.16% 12/1/14, VRDN (c)	1,300,000	1,300,000
Series 2010 C, 0.16% 12/1/14, VRDN (c)	5,800,000	5,800,000
		25,500,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.2% 12/5/14, VRDN (c)(f)	1,650,000	1,650,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 12/1/14, VRDN (c)	600,000	600,000
		2,250,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,392,980,000)		1,392,980,000
Other Municipal Debt - 28.5%

Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.23% tender 1/8/15, CP mode	800,000	800,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 2001 A, 0.23% tender 12/15/14, CP mode	1,000,000	1,000,000
Series 2001 B, 0.32% tender 12/15/14, CP mode (f)	3,100,000	3,100,000
		4,900,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.25% tender 12/12/14, CP mode	5,475,000	5,475,000
Series 1993 B, 0.36% tender 12/12/14, CP mode	700,000	700,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.32% tender 12/15/14, CP mode (f)	600,000	600,000
		6,775,000
Other Municipal Debt - continued
	Principal Amount	Value
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A1, 0.32% tender 12/15/14, CP mode (f)	$ 2,600,000	$ 2,600,000
Series 1990 A2, 0.32% tender 12/12/14, CP mode (f)	2,150,000	2,150,000
		4,750,000
New Jersey - 22.8%
Bergen County Gen. Oblig.:
BAN 1% 12/30/14	17,200,000	17,212,511
Bonds:
Series 2013 C, 2% 12/1/14	1,000,000	1,000,000
Series 2014, 2% 1/15/15	2,425,000	2,430,637
Borough of Woodland Park BAN 1% 6/5/15	6,425,000	6,448,835
Chatham Township Gen. Oblig. BAN 1% 7/17/15	4,822,750	4,845,887
Chester Township Gen. Oblig. BAN 1% 2/20/15	3,530,200	3,536,060
Clark Township Gen. Oblig. BAN 0.75% 3/20/15	11,236,000	11,253,717
Cliffside Park Gen. Oblig. BAN 1% 7/24/15	8,600,000	8,642,524
Clinton Township BAN 1.25% 1/29/15	6,144,000	6,152,628
Denville Township BAN 1.25% 10/13/15	6,643,580	6,699,179
Edgewater Gen. Oblig. BAN 1% 7/24/15	9,535,000	9,584,924
Englewood Gen. Oblig. BAN:
1% 5/1/15	17,440,000	17,499,759
1.25% 12/18/14	2,320,000	2,320,763
Essex County Gen. Oblig. Bonds:
Series 2014 A, 2% 9/1/15	1,335,000	1,352,895
Series 2014 B, 2% 9/1/15	110,000	111,474
Essex County Impt. Auth. Rev. Bonds (Rfdg. Proj.) Series 2013, 2% 12/15/14	9,600,000	9,606,724
Florham Park Gen. Oblig. BAN 1.25% 10/22/15	10,500,000	10,581,900
Hamilton Township Mercer County BAN:
Series 2014 B, 1% 6/11/15	23,700,000	23,801,948
0.75% 6/11/15	14,703,658	14,749,960
Hoboken Gen. Oblig.:
BAN:
Series 2014 A, 1% 3/18/15	24,500,000	24,561,533
Series 2014 B:
1% 3/18/15	1,600,000	1,603,296
1% 3/18/15	4,000,000	4,009,473
Bonds Series 2014, 1.25% 1/1/15	1,295,000	1,296,207
Hopewell Township Gen. Oblig. BAN Series 2014, 1% 4/10/15	3,765,677	3,776,899
Jefferson Township Gen. Oblig. BAN 1% 6/25/15	6,436,914	6,467,358
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
JPMorgan Chase:
Bonds Series Putters 4466, 0.13%, tender 12/11/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	$ 20,000,000	$ 20,000,000
NA Letter of Credit Bonds:
Series Putters 4460, 0.12%, tender 4/2/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	24,000,000	24,000,000
Series Putters 4461, 0.1%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank) (c)(g)(h)	24,000,000	24,000,000
Mercer County Gen. Oblig. BAN Series 2014 B, 0.5% 2/13/15 (b)	38,800,000	38,833,756
Middlesex County Gen. Oblig. Bonds Series 2006 A, 4.1% 1/1/15	1,250,000	1,254,189
Millburn Township Gen. Oblig. BAN:
1% 6/19/15	7,200,000	7,226,709
1.25% 2/6/15	5,103,781	5,111,898
Monmouth County Impt. Auth. Rev. BAN Series 2013, 2% 12/4/14 (Monmouth County Guaranteed)	9,400,000	9,401,388
Montclair Township Gen. Oblig. BAN:
1.25% 11/6/15	13,043,917	13,172,457
1.25% 11/6/15	2,504,000	2,524,906
Morris Township Gen. Oblig. Bonds 2% 10/15/15	1,190,000	1,208,838
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2004, 5.375% 6/15/15 (Escrowed to Maturity)	4,400,000	4,524,684
Series 2005 K, 5.25% 12/15/14 (Escrowed to Maturity)	4,385,000	4,393,670
Series 2005 O, 5.25% 3/1/15 (Escrowed to Maturity)	1,500,000	1,519,328
New Jersey Edl. Facilities Auth. Rev. Bonds Series 2007 E, 5% 7/1/15	1,745,000	1,794,389
New Jersey Envir. Infrastructure Trust Bonds:
(Fing. Prog.) Series 2011 BR, 5% 9/1/15 (f)	1,000,000	1,036,138
5% 9/1/15	980,000	1,015,396
North Brunswick Township Gen. Oblig. BAN Series 2014, 1% 8/3/15	24,000,000	24,139,892
Parsippany Troy Hills Township Gen. Oblig. BAN 1.25% 9/25/15	24,000,000	24,209,269
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	24,500,000	24,512,405
Randolph Township Gen. Oblig. BAN 1% 3/26/15	9,344,000	9,366,316
Ridgewood Gen. Oblig. BAN 1% 6/18/15	8,460,350	8,499,018
Robbinsville Township Gen. Oblig. BAN Series 2014 A, 1% 8/3/15	14,222,026	14,303,010
Rockaway Township Gen. Oblig. BAN Series 2014, 1.25% 11/20/15	6,223,000	6,285,588
Rutgers State Univ. Rev. Bonds Series 2013 L, 3% 5/1/15	2,000,000	2,023,824
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Scotch Plains Township BAN 1.25% 1/16/15	$ 4,800,000	$ 4,806,151
South River Borough Gen. Oblig. BAN 1.25% 12/17/14	13,200,000	13,204,375
Springfield Township Gen. Oblig. BAN:
1% 8/7/15	8,075,000	8,115,103
1.25% 10/2/15	2,148,251	2,163,797
Summit Gen. Oblig. BAN 5% 12/31/14	9,286,400	9,323,281
Township of Bridgewater BAN 1.25% 9/10/15	6,033,019	6,078,705
Verona Township Gen. Oblig. BAN 1% 7/24/15	6,618,000	6,651,576
Waldwick BAN 1% 1/15/15	5,229,400	5,233,738
Watchung Gen. Oblig. BAN 1.25% 2/27/15	4,800,000	4,810,839
West Milford Township Gen. Oblig. BAN 1.25% 10/2/15	4,249,300	4,283,636
		538,575,360
New York And New Jersey - 4.9%
Port Auth. of New York & New Jersey:
Bonds:
185th Series, 3% 9/1/15 (f)	3,800,000	3,881,001
Series 177, 4% 7/15/15 (f)	4,100,000	4,197,807
4% 12/1/15 (f)	2,640,000	2,740,214
5% 12/1/14 (f)	2,300,000	2,323,000
Series A:
0.07% 1/22/15, CP (f)	6,000,000	6,000,000
0.09% 1/6/15, CP (f)	5,600,000	5,600,000
0.09% 1/14/15, CP (f)	6,500,000	6,500,000
0.09% 1/22/15, CP (f)	4,600,000	4,600,000
0.09% 2/3/15, CP (f)	3,380,000	3,380,000
0.09% 2/19/15, CP (f)	6,000,000	6,000,000
0.09% 3/2/15, CP (f)	5,700,000	5,700,000
0.09% 3/11/15, CP (f)	5,900,000	5,900,000
0.09% 3/19/15, CP (f)	7,045,000	7,045,000
0.09% 4/1/15, CP (f)	4,605,000	4,605,000
0.09% 4/9/15, CP (f)	6,200,000	6,200,000
0.1% 5/5/15, CP (f)	7,500,000	7,500,000
Series B:
0.08% 3/25/15, CP	5,400,000	5,400,000
0.09% 12/11/14, CP	3,800,000	3,800,000
0.09% 12/18/14, CP	5,200,000	5,200,000
0.09% 2/12/15, CP	6,400,000	6,400,000
0.09% 3/3/15, CP	4,000,000	4,000,000
Other Municipal Debt - continued
	Principal Amount	Value
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series B: - continued
0.09% 3/12/15, CP	$ 5,417,500	$ 5,417,500
0.11% 1/8/15, CP	2,300,000	2,300,000
		114,689,522
Virginia - 0.0%
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 12/16/14, CP mode	400,000	400,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 12/11/14, CP mode (f)	800,000	800,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.45% tender 12/16/14, CP mode (f)	1,500,000	1,500,000
		2,300,000
TOTAL OTHER MUNICIPAL DEBT (Cost $672,389,882)		672,389,882
Investment Company - 9.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.05% (d)(e) (Cost $221,409,000)	221,409,000	221,409,000
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $2,286,778,882)		2,286,778,882
NET OTHER ASSETS (LIABILITIES) - 3.0%		70,991,488
NET ASSETS - 100%		$ 2,357,770,370
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,460,000 or 0.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $115,300,000 or 4.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
JPMorgan Chase Bonds Series Putters 4466, 0.13%, tender 12/11/14 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 20,000,000
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4460, 0.12%, tender 4/2/15 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 24,000,000
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4461, 0.1%, tender 1/8/15 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 24,000,000
Port Auth. of New York & New Jersey Series 1991 1, 0.12% 12/29/14, VRDN	6/18/91	$ 8,800,000
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 3, 0.12% 12/29/14, VRDN	12/3/03	$ 9,800,000
Port Auth. of New York & New Jersey Series 1992 1, 0.09% 12/29/14, VRDN	2/14/92	$ 6,800,000
Port Auth. of New York & New Jersey Series 1995 3, 0.12% 12/29/14, VRDN	9/15/95	$ 9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 0.12% 12/29/14, VRDN	8/9/02	$ 10,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.09% 12/29/14, VRDN	10/26/12 - 11/8/13	$ 2,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 136,763
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,065,369,882)	$ 2,065,369,882
Fidelity Central Funds (cost $221,409,000)	221,409,000
Total Investments (cost $2,286,778,882)		$ 2,286,778,882
Cash		115,059,482
Receivable for fund shares sold		14,731,322
Interest receivable		3,248,282
Distributions receivable from Fidelity Central Funds		11,240
Prepaid expenses		6,382
Other receivables		2,581
Total assets		2,419,838,171

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 38,833,756
Payable for fund shares redeemed	22,778,199
Distributions payable	761
Accrued management fee	125,330
Other affiliated payables	293,101
Other payables and accrued expenses	36,654
Total liabilities		62,067,801

Net Assets		$ 2,357,770,370
Net Assets consist of:
Paid in capital		$ 2,357,723,575
Accumulated undistributed net realized gain (loss) on investments		46,795
Net Assets, for 2,356,012,990 shares outstanding		$ 2,357,770,370
Net Asset Value, offering price and redemption price per share ($2,357,770,370 ÷ 2,356,012,990 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2014

Investment Income
Interest		$ 2,355,271
Income from Fidelity Central Funds		136,763
Total income		2,492,034

Expenses
Management fee	$ 8,837,318
Transfer agent fees	3,131,921
Accounting fees and expenses	229,791
Custodian fees and expenses	29,013
Independent trustees' compensation	10,325
Registration fees	41,568
Audit	40,854
Legal	11,212
Miscellaneous	14,698
Total expenses before reductions	12,346,700
Expense reductions	(10,099,161)	2,247,539
Net investment income (loss)		244,495
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		93,536
Net increase in net assets resulting from operations		$ 338,031

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2014	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 244,495	$ 241,857
Net realized gain (loss)	93,536	35,639
Net increase in net assets resulting from operations	338,031	277,496
Distributions to shareholders from net investment income	(244,316)	(243,175)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	5,437,782,895	6,097,340,105
Reinvestment of distributions	235,185	235,209
Cost of shares redeemed	(5,541,678,037)	(5,891,195,690)
Net increase (decrease) in net assets and shares resulting from share transactions	(103,659,957)	206,379,624
Total increase (decrease) in net assets	(103,566,242)	206,413,945

Net Assets
Beginning of period	2,461,336,612	2,254,922,667
End of period	$ 2,357,770,370	$ 2,461,336,612

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsB,C
Expenses before reductions	.50%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.09%	.15%	.22%	.25%	.30%
Expenses net of all reductions	.09%	.15%	.22%	.25%	.30%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,357,770	$ 2,461,337	$ 2,254,923	$ 2,137,301	$ 2,075,946

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2014

1. Organization.

Fidelity New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. Each Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity New Jersey Municipal Income Fund	$ 544,644,959	$ 34,822,189	$ (2,118,707)	$ 32,703,482
Fidelity New Jersey Municipal Money Market Fund	2,286,778,882	-	-	-

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity New Jersey Municipal Income Fund	$ -	$ 1,027,501	$ 32,703,482
Fidelity New Jersey Municipal Money Market Fund	34,370	12,815	-

The tax character of distributions paid was as follows:

November 30, 2014
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity New Jersey Municipal Income Fund	$ 19,333,132	$ 3,557,184	$ 22,890,316
Fidelity New Jersey Municipal Money Market Fund	244,316	-	244,316
November 30, 2013
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity New Jersey Municipal Income Fund	$ 21,622,264	$ 335,052	$ 1,116,839	$ 23,074,155
Fidelity New Jersey Municipal Money Market Fund	243,175	-	-	243,175

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $70,225,963 and $105,200,548, respectively.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.11%	.36%
Fidelity New Jersey Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.13%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains each Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity New Jersey Municipal Income Fund	$ 958

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $10,092,281.

Through arrangements with each Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction
Fidelity New Jersey Municipal Income Fund	$ 2,637
Fidelity New Jersey Municipal Money Market Fund	6,880

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Fidelity New Jersey Municipal Income Fund and Fidelity New Jersey Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity New Jersey Municipal Income Fund (a fund of Fidelity Court Street Trust) and Fidelity New Jersey Municipal Money Market Fund (a fund of Fidelity Court Street Trust II) at November 30, 2014 the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Court Street Trust's and Fidelity Court Street Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2014, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 13, 2015

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 233 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2008 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), and a Director of FMR Co., Inc. (2007-2014).

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Advisory Board Members and Officers:

Correspondence intended for Elizabeth S. Acton and John Engler may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Member of the Advisory Board

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Fidelity New Jersey Municipal Income Fund	01/12/15	01/9/15	$0.000	$0.022
Fidelity New Jersey Municipal Money Market Fund	01/12/15	01/9/15	$0.000	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended November 30, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity New Jersey Municipal Income Fund	$1,118,149
Fidelity New Jersey Municipal Money Market Fund	$38,652

During fiscal year ended 2014, 100% of each fund's income dividends were free from federal income tax, and 5.84% and 24.99% of Fidelity New Jersey Municipal Income Fund and Fidelity New Jersey Municipal Money Market Fund 's income dividends, respectively, were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Jersey Municipal Income Fund / Fidelity New Jersey Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the funds at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance (for Fidelity New Jersey Municipal Income Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity New Jersey Municipal Money Market Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Annual Report

Fidelity New Jersey Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Fidelity New Jersey Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2013.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2013. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity New Jersey Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

NJN-UANN-0115
1.786715.111

Item 2. Code of Ethics

As of the end of the period, November 30, 2014, Fidelity Court Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Connecticut Municipal Income Fund and Fidelity New Jersey Municipal Income Fund (the "Funds"):

Services Billed by PwC

November 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Connecticut Municipal Income Fund	$48,000	$-	$2,400	$1,800
Fidelity New Jersey Municipal Income Fund	$45,000	$-	$2,400	$1,900

November 30, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Connecticut Municipal Income Fund	$50,000	$-	$2,300	$1,700
Fidelity New Jersey Municipal Income Fund	$46,000	$-	$2,300	$1,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	November 30, 2014A	November 30, 2013A
Audit-Related Fees	$5,185,000	$4,860,000
Tax Fees	$-	$-
All Other Fees	$-	$50,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	November 30, 2014 A	November 30, 2013 A
PwC	$6,490,000	$5,450,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2015